9. Property, plant and equipment (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Direct costs	$ 1,126,500	$ 1,570,500